INCOME TAXES (Details Narrative)	Mar. 31, 2022 USD ($)
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 27,600,000
Deferred Tax Assets, in Process Research and Development	800,000
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	27,800,000
Deferred Tax Assets, in Process Research and Development	$ 200,000